Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements
Securities sold under repurchase agreements were $864,000 and $736,000 at December 31, 2017 and 2016, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2017 and 2016 were $1,843,000 and $2,070,000, respectively. The average daily balance outstanding during 2017 and 2016 was $1,382,000 and $1,214,000, respectively. The weighted-average interest rates on the outstanding balance at December 31, 2017 and 2016 were 1.47% and 0.25%, respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.